Capital structure and financial items	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items	Capital structure and financial itemsEarnings per share, distributions to shareholders, treasury shares, share capital and other reserves

Earnings per share
DKK million		2020	2019	2018
Net profit		42,138	38,951	38,628
Average number of shares outstanding	in million shares	2,333.9	2,374.3	2,419.6
Dilutive effect of average outstanding share pool[1]	in million shares	6.1	4.4	4.8
Average number of shares outstanding, including dilutive effect of outstanding share pool	in million shares	2,340.0	2,378.7	2,424.4
Basic earnings per share	DKK	18.05	16.41	15.96
Diluted earnings per share	DKK	18.01	16.38	15.93
1. For further information on the outstanding share pool, please refer to note 5.1.

Accounting policies
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the monthly average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of monthly average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to ‘Financial definitions’ for a description of calculation of the dilutive effect.

Cash distribution to shareholders
DKK million	2020	2019	2018
Interim dividend for the year	7,570	7,100	7,238
Dividend for prior year	12,551	12,309	11,810
Share repurchases for the year	16,855	15,334	15,567
Total	36,976	34,743	34,615

The net cash distribution to shareholders in the form of dividends and share repurchases amounts to DKK 36,976 million, compared with a free cash flow of DKK 28,565 million. This is in line with the guiding principle of paying out excess capital to investors after funding organic growth and potential acquisitions.

The total dividend for 2020 amounts to DKK 21,066 million (DKK 9.10 per share). The 2020 final dividend of DKK 13,496 million (DKK 5.85 per share) is expected to be distributed pending approval at the Annual General Meeting. The interim dividend of DKK 7,570 million (DKK 3.25 per share) was paid in August 2020. The total dividend for 2019 was DKK 19,651 million (DKK 8.35 per share), of which the final dividend of DKK 12,551 million (DKK 5.35 per share) was paid in March 2020. No dividend is declared on treasury shares.

According to Danish corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S. Dividends are paid from distributable reserves. Share premium is a distributable reserve, and any former share premium reserve has been fully distributed. As at 31 December 2020, distributable reserves total DKK 51,858 million (DKK 40,801 million in 2019), corresponding to the parent company's retained earnings and cash flow hedge reserve.

Treasury shares			2020	2019
	Market value, DKK million	Treasury shares in %	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)
Holding at the beginning of the year	18,613	2.0%	48.1	55.8
Cancellation of treasury shares	(19,333)		(50.0)	(50.0)
Transfer regarding restricted stock units	(148)		(0.4)	(2.6)
Purchase during the year	16,855		39.8	44.9
Value adjustment	29		—	—
Holding at the end of the year	16,016	1.6%	37.5	48.1

Treasury shares
Treasury shares are primarily acquired to reduce the company’s share capital. In addition, a limited part is used to finance Novo Nordisk’s long-term share-based incentive programme (restricted stock units) and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.20 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in equity.

Novo Nordisk’s guiding principle is that any excess capital after the funding of organic growth opportunities and potential acquisitions should be returned to investors. Novo Nordisk's dividend payouts are complemented by share repurchase programmes.

The purchase of treasury shares during the year relates to the remaining part of the 2019 share repurchase programme, totalling DKK 0.9 billion and the DKK 17 billion Novo Nordisk B share repurchase programme for 2020, of which DKK 1 billion was outstanding at year-end. The programme ended on 1 February 2021. Transfer of treasury shares relates to the long-term share-based incentive programme and restricted stock units to employees.

Share capital			Total share capital
DKK million	A share capital	B share capital
Development in share capital:
Share capital 2017	107	393	500
Cancelled in 2018	—	(10)	(10)
Cancelled in 2019	—	(10)	(10)
Share capital at the beginning of the year	107	373	480
Cancelled in 2020	—	(10)	(10)
Share capital at the end of the year	107	363	470

At the end of 2020, the share capital amounted to DKK 107 million in A share capital (equal to 537 million A shares of DKK 0.20) and DKK 363 million in B share capital (equal to 1,813 million B shares of DKK 0.20). Each A share carries 200 votes and each B share carries 20 votes.

Specification of Other reserves
DKK million	Exchange rate ad- justments	Cash flow hedges	Tax and other items	Total
Reserve at 1 January 2018	(1,556)	2,027	(32)	439
Other comprehensive income, net for 2018	491	(3,704)	728	(2,485)
Reserve at 31 December 2018	(1,065)	(1,677)	696	(2,046)
Other comprehensive income, net for 2019	226	1,348	(222)	1,352
Reserve at 31 December 2019	(839)	(329)	474	(694)
Other comprehensive income, net for 2020	(1,689)	1,713	(567)	(543)
Transfer of cash flow hedge reserve to intangible assets[1]		418	(92)	326
Reserve at 31 December 2020	(2,528)	1,802	(185)	(911)
1.For information on derivatives refer to note 4.3
4.2 Financial risks

Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Novo Nordisk has centralised management of the Group's financial risks. The overall objectives and policies for the company's financial risk management are outlined in an internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated treasury management system to manage all financial positions, and all positions are marked-to-market.

Foreign exchange risk
Foreign exchange risk is the most important financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement.

The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results.

The majority of Novo Nordisk's sales are in USD, EUR, CNY, JPY, CAD and GBP. The foreign exchange risk is most significant in USD, CNY and JPY, while the EUR exchange rate risk is regarded as low because of Denmark's fixed exchange rate policy towards EUR.

Novo Nordisk hedges existing assets and liabilities in key currencies as well as future expected cash flows up to a maximum of 24 months forward. Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. Management has chosen to classify the result of hedging activities as part of financial items.

During 2020, the hedging horizon varied between 5 and 13 months for USD, CNY, JPY, CAD and GBP. The currency hedging strategy balances risk reduction and cost of hedging by use of foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts. Hedge effectiveness is assessed on a regular basis. There is no expected ineffectiveness at 31 December 2020, primarily because hedging instruments match currencies of hedged cash flows.

The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2020	2019
USD	10 months	9 months
CNY[1]	6 months	7 months
JPY	12 months	12 months
CAD	9 months	9 months
GBP	11 months	10 months
1. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.

Key currencies
Exchange rate DKK per 100	2020	2019	2018
USD
Average	654	667	631
Year-end	606	668	652
Year-end change	(9.3%)	2.5%	5.1%
CNY
Average	95	97	95
Year-end	93	96	95
Year-end change	(3.1%)	1.1%	(0.3%)
JPY
Average	6.13	6.12	5.72
Year-end	5.88	6.11	5.91
Year-end change	(3.8%)	3.4%	7.3%
CAD
Average	488	503	487
Year-end	474	511	479
Year-end change	(7.2%)	6.7%	(3.2%)
GBP
Average	839	852	842
Year-end	824	877	827
Year-end change	(6.0%)	6.0%	(1.4%)
Foreign exchange sensitivity analysis
At year-end, an immediate 5% increase/decrease in the following currencies versus EUR and DKK would impact Novo Nordisk’s operating profit estimated by Management as outlined in the table below:

	Estimated for
DKK million	2021	2020
USD	1,900	1,950
CNY	460	450
JPY	200	150
CAD	140	130
GBP	110	100

At year-end, an immediate 5% increase/decrease in all other currencies versus EUR and DKK would affect other comprehensive income and the income statement as outlined in the table below:

DKK million	Immediate 5% increase	Immediate 5% decrease
2020
Other comprehensive income	(1,893)	1,893
Income statement	299	(299)
Total	(1,594)	1,594
2019
Other comprehensive income	(1,811)	1,811
Income statement	199	(199)
Total	(1,612)	1,612

A 5% depreciation of USD versus EUR and DKK at 31 December 2020 would affect other comprehensive income by DKK 1,380 million (DKK 1,298 million in 2019) and the income statement by DKK -2 million (DKK 135 million in 2019).

The foreign exchange sensitivity analysis comprises effects from the Group's cash, trade receivables and trade payables, current loans, current and non-current financial investments, lease liabilities, foreign exchange forwards and foreign exchange options at year-end. Anticipated currency transactions, investments and non-current assets are not included.

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations, causing financial losses for the Group. Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 15,089 million (DKK 15,663 million in 2019). In addition, Novo Nordisk considers its maximum credit exposure to trade receivables, other receivables (less prepayments and VAT receivables) and other financial assets to be DKK 29,522 million (DKK 26,622 million in 2019). Please refer to note 4.8 for details of the Group's total financial assets.

To manage credit risk regarding financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two out of the three selected ratings agencies: Standard and Poor's, Moody's and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The table below shows Novo Nordisk's credit exposure on cash and financial derivatives.

Credit exposure for cash at bank and derivative financial instruments (market value)
DKK million	Cash at bank	Derivative financial instruments	Total
2020
AA range	7,296	989	8,285
A range	4,443	1,343	5,786
BBB range	212	—	212
Not rated or below BBB range	806	—	806
Total	12,757	2,332	15,089
2019
AA range	7,471	139	7,610
A range	7,145	49	7,194
BBB range	314	—	314
Not rated or below BBB range	545	—	545
Total	15,475	188	15,663

Outside the US, Novo Nordisk has no significant concentration of credit risk related to trade receivables or other receivables and prepayments, as the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for a large proportion of total net sales, see note 2.1. However, US wholesaler credit ratings are monitored and part of the trade receivables are sold on full non-recourse terms; see below for details. Novo Nordisk continues to monitor the credit exposure in countries with increasing sales and low credit ratings.

Trade receivable programmes
Please refer to note 3.4 for the description of COVID-19's impact on trade receivables including the loss allowance for the Group and ageing analysis.

Novo Nordisk's subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital.

At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2020 amounting to:

DKK million	2020	2019	2018
US	1,817	3,672	3,587
Japan	2,351	2,149	1,937

In addition, full non-recourse off-balance-sheet factoring arrangement programmes are occasionally applied by Novo Nordisk subsidiaries around the world, with limited impact on the Group's trade receivables.

Please refer to note 3.4 for the split of allowance for trade receivables by geographical segment.

Interest rate risk
Novo Nordisk has no significant exposure to interest rate risk as Novo Nordisk does not hold any significant interest-bearing marketable securities or non-current loans. Furthermore, net interest costs have low sensitivity towards interest rates due to the capital structure.

Liquidity risk
The liquidity risk is considered to be low. Novo Nordisk ensures the availability of the required liquidity through a combination of cash management, highly liquid investment portfolios and both uncommitted and committed credit facilities. Novo Nordisk uses cash pools for optimisation and centralisation of cash management.
4.3 Derivative financial instruments

Derivative financial instruments	2020			2019
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	29,110	1,658	—	25,394	81	315
Forward contracts CNH, JPY, GBP and CAD	10,291	191	47	10,013	35	130
Forward contracts, cash flow hedges	39,401	1,849	47	35,407	116	445
Forward contracts USD	19,411	379	1,307	11,287	61	217
Forward contracts CNH, CAD, EUR, GBP and JPY	4,578	104	11	3,761	11	72
Forward contracts, fair value hedges	23,989	483	1,318	15,048	72	289
Total derivative financial instruments	63,390	2,332	1,365	50,455	188	734
Recognised in the income statement		483	1,318		72	289
Recognised in other comprehensive income[2]		1,849	47		116	445
1. Average hedge rate for USD cash flow hedges is 640 at the end of 2020 and 654 at the end of 2019.
2. The fair value of cash flow hedges at year-end 2020, DKK 1,802 million, is recognised in other comprehensive income. In addition DKK 418 million in cash flow hedge losses on intangible asset purchases has been incurred for a total 2020 other comprehensive impact of DKK 1,384 million. The DKK 418 million deferred loss was transferred directly from the cash flow hedge reserve to the initial cost of the intangible assets.

The financial contracts are expected to impact the income statement within the next 12 months, with deferred gains and losses on cash flow hedges then being transferred to financial income or financial expenses.

Accounting policies
Novo Nordisk uses financial instruments to reduce the impact of foreign exchange on financial results.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to market risk. None of the derivatives are held for trading.

Novo Nordisk uses forward exchange contracts and, to a lesser extent, currency options to hedge forecast transactions, assets and liabilities. The overall policy is to hedge the majority of total currency exposure.

Net investments in foreign subsidiaries are currently not hedged.

Initial recognition and measurement
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

– hedges of the fair value of a recognised asset or liability (fair value hedge)
– hedges of the fair value of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised directly in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.

Fair value determination
The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period.

If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price.

Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.

If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value.
4.4 Borrowings

Contractual undiscounted cashflows	2020				2019
DKK million	Leases	Loans	Bank overdrafts[1]	Total	Leases	Bank overdrafts[1]	Total
Within 1 year	855	5,577	1,107	7,539	847	659	1,506
1-3 years	1,247	—	—	1,247	1,424	—	1,424
3-5 years	694	—	—	694	734	—	734
More than 5 years	1,241	—	—	1,241	1,140	—	1,140
Total contractual undiscounted cash flows at the end of the year	4,037	5,577	1,107	10,721	4,145	659	4,804
Contractual discounted cash flows included in the balance sheet at the end of the year	3,672	5,577	1,107	10,356	3,824	659	4,483
Non-current liabilities	2,897	—	—	2,897	3,009	—	3,009
Current liabilities	775	5,577	1,107	7,459	815	659	1,474

Reconciliation of liabilities arising from financing activities			Non-cash movements
DKK million	Beginning of the year	Cash flows	Additions	Disposals	Exchange rates	Other	End of the year
2020
Lease liabilities	3,824	(950)	978	—	(171)	(9)	3,672
Loans	—	5,582	—	—	(5)	—	5,577
Bank overdrafts[1]	595	100	—	—	(119)	—	576
Liabilities arising from financing activities	4,419	4,732	978	—	(295)	(9)	9,825
Bank overdrafts[1]	64	467	—	—	—	—	531
Total borrowings	4,483	5,199	978	—	(295)	(9)	10,356
2019
Lease liabilities	3,988	(822)	640	(57)	63	12	3,824
Bank overdrafts[1]	506	81	—	—	8	—	595
Liabilities arising from financing activities	4,494	(741)	640	(57)	71	12	4,419
Bank overdrafts[1]	9	55	—	—	—	—	64
Total borrowings	4,503	(686)	640	(57)	71	12	4,483
4.5 Cash and cash equivalents, financial reserves and free cash flow

DKK million	2020	2019	2018
Cash and cash equivalents
Cash at bank (note 4.2)	12,757	15,475	15,638
Borrowings[1]	(531)	(64)	(9)
Cash and cash equivalents	12,226	15,411	15,629
Financial reserves
Cash and cash equivalents	12,226	15,411	15,629
Undrawn committed credit facility[2]	11,531	11,578	11,574
Undrawn bridge facility[3]	5,577	—	—
Borrowings[1,3]	(576)	(595)	(506)
Financial reserves[4]	28,758	26,394	26,697

Free cash flow
DKK million	2020	2019	2018
Net cash generated from operating activities	51,951	46,782	44,616
Net cash used in investing activities	(22,436)	(11,509)	(12,080)
Repayment on lease liabilities	(950)	(822)	—
Free cash flow[4]	28,565	34,451	32,536
1. Bank overdrafts includes DKK 576 million classified as financing activities (DKK 595 million in 2019) and DKK 531 million classified as cash and cash equivalents (DKK 64 million in 2019).
2. The undrawn committed credit facility comprises a EUR 1,550 million facility (EUR 1,550 million in 2019 and EUR 1,550 million in 2018) committed by a portfolio of international banks. The facility matures in 2024.
3. The undrawn bridge facility included in financial reserves comprises the EUR 750 million (DKK 5,577 million) undrawn portion of EUR 1,500 million bridge facility. The facility is expected to mature in 2021 but the terms provide that the maturity can be extended, at the option of Novo Nordisk, through June 2022. Financial reserves include amounts undrawn under credit facilities and overdrafts where the repayment is not contractually required within 12 months. In accordance with IFRS, the DKK 5,577 million (EUR 750 million) drawn loan has been classified as current borrowings as it is Management's expectation that it will be repaid in 2021.
4. Additional non-IFRS financial measure; please refer to 'Non-IFRS financial measures', which is not part of the audited financial statements.

4.6 Change in working capital

DKK million	2020	2019	2018
Inventories	(895)	(1,305)	(963)
Trade receivables	(2,822)	(2,126)	(2,621)
Other receivables and prepayments	(419)	(1,190)	(662)
Trade payables	(641)	(398)	1,146
Other liabilities	1,274	1,202	(348)
Adjustment for payables related to non-current assets	879	295	84
Adjustment related to divestment of Group companies	—	(42)	—
Change in working capital including exchange rate adjustments	(2,624)	(3,564)	(3,364)
Exchange rate adjustments	(1,729)	176	(6)
Cash flow change in working capital	(4,353)	(3,388)	(3,370)

Accounting policies
Working capital is defined as current assets less current liabilities and measures the liquid assets Novo Nordisk has available for the business.
4.7 Other non-cash items

For the purpose of presenting the cash flow statement, non-cash items with effect on the income statement must be reversed to identify the actual cash flow effect from the income statement. The adjustments are specified as follows:

DKK million	2020	2019	2018
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.9)	53	155	34
Capital gain/(loss) on investments, net etc (note 4.9)	195	145	(163)
Result of associated company (note 4.9)	(149)	137	(12)
Share-based payment costs (note 5.1)	823	363	414
Income from the divestment of Group companies	—	(68)	(122)
Adjustment in non-cash items related to divestment of group companies	—	162	—
Increase/(decrease) in provisions (note 3.6) and retirement benefit obligations (note 3.5)	3,605	6,071	5,503
Other	3,322	67	444
Total other non-cash items	7,849	7,032	6,098
4.8 Financial assets and liabilities

Financial assets by category
DKK million	2020	2019
Other financial assets[1]	766	970
Derivative financial instruments (note 4.3)	2,332	188
Financial assets at fair value through the income statement	3,098	1,158
Other financial assets[1]	300	364
Trade receivables	11,643	12,203
Other receivables and prepayments (current and non-current)	4,835	4,275
– less prepayments and VAT receivables	(4,113)	(3,899)
Cash at bank (note 4.5)	12,757	15,475
Financial assets at amortised cost	25,422	28,418
Trade receivables in a factoring portfolio[2]	16,091	12,709
Financial assets at fair value through OCI	16,091	12,709
Total financial assets at the end of the year by category[1]	44,611	42,285
1. Financial assets with the exception of other financial assets and non-current part of other receivables and prepayments (DKK 674 million in 2020, DKK 841 million in 2019) are all due within one year. Other financial assets at amortised cost include DKK 280 million which are due in more than five years (DKK 327 million in 2019). Other financial assets measured at fair value through the income statement are minor shareholdings.

2. Trade receivables which are measured at fair value through OCI, which have no associated loss allowance. Refer to note 3.4.

Financial liabilities by category
DKK million	2020	2019
Derivative financial instruments (note 4.3)	1,365	734
Financial liabilities measured at fair value through the income statement	1,365	734
Borrowings (non-current)	2,897	3,009
Borrowings (current)[3]	7,459	1,474
Trade payables	5,717	6,358
Other liabilities	17,005	15,085
– less VAT and duties payable	(598)	(478)
Financial liabilities measured at amortised cost	32,480	25,448
Total financial liabilities at the end of the year by category[4]	33,845	26,182
3. The fair value of loans approximates the booked amount
4. Please refer to note 4.4 for a maturity analysis for non-current and current borrowings. All other financial liabilities are due within one year.

Fair value measurement hierarchy
DKK million	2020	2019
Active market data	634	846
Directly or indirectly observable market data	2,332	188
Not based on observable market data[5]	16,223	12,833
Total financial assets at fair value	19,189	13,867
Active market data	—	—
Directly or indirectly observable market data	1,365	734
Not based on observable market data	—	—
Total financial liabilities at fair value	1,365	734
5. The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs into the estimate of US wholesaler charge-backs are described in note 2.1.

Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There were no transfers between the ’Active market data’ and ’Directly or indirectly observable market data’ categories during 2020, 2019 or 2018. There are no significant intangible assets or items of property, plant and equipment measured at fair value.

For a description of the credit quality of financial assets such as trade receivables, cash at bank, current debt and derivative financial instruments, refer to notes 4.2 and 4.3.

Accounting policies
Depending on purpose, Novo Nordisk classifies investments into the following categories:

– Financial assets at fair value through the income statement
– Financial assets at amortised cost
– Financial assets at fair value through OCI

Management determines the classification of its financial assets on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Purchases and sales of financial assets are recognised on the settlement date. These are initially recognised at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Financial assets 'at fair value through the income statement'
Financial assets at fair value through the income statement consist of equity investments and forward exchange contracts. Equity investments are included in other financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in other receivables and prepayments.

Net gains and losses arising from changes in the fair value of financial assets are recognised in the income statement as financial income or expenses. The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.

Financial assets 'at amortised cost'
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are initially recognised at transaction price and other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less allowance for doubtful receivables.

Financial assets 'at fair value through other comprehensive income'
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial liabilities 'at fair value through the income statement'
Financial liabilities at fair value through the income statement consist of forward exchange contracts.

Financial liabilities 'at amortised cost'
Financial liabilities at amortised cost consist of bank overdrafts, trade payables and other liabilities.
4.9 Financial income and expenses

Financial income
DKK million	2020	2019	2018
Interest income[1]	337	65	51
Foreign exchange gain (net)	1,142	—	—
Financial gain from forward contracts (net)	—	—	1,656
Financial gain from currency options (net)	—	—	152
Capital gain on investments, etc.	—	—	251
Result of associated companies	149	—	12
Total financial income	1,628	65	2,122

Financial expenses
DKK million	2020	2019	2018
Interest expenses[1]	390	220	85
Foreign exchange loss (net)	—	539	1,510
Financial loss from forward contracts (net)	1,889	2,673	—
Capital loss on investments, etc.	195	145	88
Result of associated companies	—	137	—
Other financial expenses	150	281	72
Total financial expenses	2,624	3,995	1,755
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial impact from forward contracts and currency options, specified
DKK million	2020	2019	2018
Forward contracts
Income/(loss) transferred from other comprehensive income	(329)	(1,677)	1,841
Value adjustment of transferred contracts	79	(1,609)	(1,299)
Unrealised fair value adjustments of forward contracts	(835)	(217)	(143)
Realised foreign exchange gain/(loss) on forward contracts	(804)	830	1,257
Financial income/(expense) from forward contracts	(1,889)	(2,673)	1,656
Currency options
Realised income/(loss) transferred from other comprehensive income	—	—	186
Value adjustment of transferred options	—	—	(3)
Foreign exchange gain/(loss) on currency options	—	—	(31)
Financial income/(expense) from currency options	—	—	152

Accounting policies
As described in note 4.2 Management has chosen to classify the result of hedging activities as part of financial items in the income statement except for cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Financial items primarily relate to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

In addition, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of foreign currency assets and liabilities in non-hedged currencies will impact financial income and financial expenses.